State Street Institutional Small-Cap Equity Fund Expense Example - Investment and Service Class [Member] - State Street Institutional Small-Cap Equity Fund	Sep. 30, 2025 USD ($)
Investment Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 77
Expense Example, with Redemption, 3 Years	274
Expense Example, with Redemption, 5 Years	488
Expense Example, with Redemption, 10 Years	1,105
Service Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	102
Expense Example, with Redemption, 3 Years	353
Expense Example, with Redemption, 5 Years	623
Expense Example, with Redemption, 10 Years	$ 1,395